Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000135931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Colorado Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	6.06%	0.72%	2.11%
C000006426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Colorado Fund (Class C) – including sales charge
Average Annual Return, Percent	4.01%	(0.29%)	1.09%
C000006424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Colorado Fund (Class A) – including sales charge
Average Annual Return, Percent	1.01%	(0.45%)	1.39%
Without Sales Load [Member] | C000135931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Colorado Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.06%	0.72%	2.11%
Without Sales Load [Member] | C000006426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Colorado Fund (Class C) – excluding sales charge
Average Annual Return, Percent	5.01%	(0.29%)	1.09%
Without Sales Load [Member] | C000006424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free Colorado Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.80%	0.47%	1.86%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%